Disclosure of expenses by nature (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Professional fees	$ 13,183	$ 2,960
Employee benefits expense	22,432	15,295
Depletion and depreciation	28,210	11,509
Travel expense	1,637	1,174
Rent and office expenses	1,180	1,536
Communication and promotional expenses	1,194	755
Public company expenses	920	680
Cost recoveries from associates	(532)	(463)
Recovery of tax credits	0	(2,223)
Other expenses	782	2,365
Expenses, by nature	$ 69,006	$ 33,588